CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME LOSS (Unaudited) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended								4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Gross Profit														$ 5,615
Successor [Member]
Revenues			$ 1,766			$ 1,915					$ 2,257	$ 3,584	$ 5,746
Cost of Revenues			353			480					567	680	1,268
Gross Profit	$ 255		1,413	$ 1,376	$ 1,412	1,435					1,690	2,904	4,478
Operating Expenses
Research and development			1,731			1,668					1,879	3,330	5,309
Sales and marketing			874			1,177					1,351	1,988	3,242
General and administrative			1,775			1,412					1,653	3,457	5,374
Acquisition related costs						164					164		543
Amortization of intangible assets			683			697					813	1,366	2,162
Total Operating Expenses			5,063			5,118					5,860	10,141	52,686
Loss from Operations			(3,650)			(3,683)					(4,170)	(7,237)	(48,208)
Other Income (Expense)
Interest income (expense), net			(684)			5					4	(946)	65
Change in fair value of derivative liability			(1,051)			(12,040)					(10,354)	(2,523)	(4,714)
Other income (expense), net			(30)			7					7	(86)	47
Total Other Income (Expense)			(1,765)			(12,028)					(10,343)	(3,555)	(4,602)
Net Loss, before tax			(5,415)			(15,711)					(14,513)	(10,792)	(52,810)
Income tax benefit			159			981					2,541	366	3,572
Net Loss			(5,256)			(14,730)					(11,972)	(10,426)	(49,238)
Unrealized foreign exchange gain (loss) from cumulative translation adjustments			22			(39)					(39)	76	(85)
Comprehensive Loss			$ (5,234)			$ (14,769)					$ (12,011)	$ (10,350)	$ (49,323)
Predecessor [Member]
Revenues		$ 1,620													$ 8,470
Cost of Revenues		483													2,064
Gross Profit		1,137					$ 1,561	$ 1,243	$ 1,609	$ 1,993					6,406
Operating Expenses
Research and development		1,455													9,323
Sales and marketing		964													5,096
General and administrative		2,293													11,571
Acquisition related costs															16
Amortization of intangible assets		806													3,885
Total Operating Expenses		5,518													35,431
Loss from Operations		(4,381)													(29,025)
Other Income (Expense)
Interest income (expense), net		1													4
Change in fair value of derivative liability
Other income (expense), net															(1)
Total Other Income (Expense)		1													3
Net Loss, before tax		(4,380)													(29,022)
Income tax benefit															(153)
Net Loss		(4,380)													(29,175)
Unrealized foreign exchange gain (loss) from cumulative translation adjustments		(28)													1,155
Comprehensive Loss		$ (4,408)													$ (28,020)